Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of derivative instruments held
A summary of the Fund’s assets and liabilities at fair value as of December 31, 2012, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$469,995,420	$-	$469,995,420
Futures Contracts	(12,514,458)	-	-	(12,514,458)
Total	$(12,514,458)	$469,995,420	$-	$457,480,962

A summary of the Fund’s assets and liabilities at fair value as of December 31, 2011, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$9,999,990	$-	$9,999,990
Futures Contracts	(45,001,789)	-	-	(45,001,789)
Total	$(45,001,789)	$9,999,990	$-	$(35,001,799)